Net Profits Interest (Details) (USD $)											1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Jan. 23, 2014 ACTOIL NPI Repurchase [Member]	Dec. 31, 2012 ACTOIL NPI Repurchase [Member] ACTOIL, LLC [Member]	Mar. 31, 2013 Sale of oil and natural gas properties [Member]	Oct. 02, 2012 Sale of oil and natural gas properties [Member]	Mar. 31, 2013 RSP LLC, ACTOIL and other minority non-operating working interest owners [Member] Sale of oil and natural gas properties [Member]	Oct. 02, 2012 RSP LLC, ACTOIL and other minority non-operating working interest owners [Member] Sale of oil and natural gas properties [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Jul. 31, 2011 Predecessor [Member] ACTOIL NPI Repurchase [Member] ACTOIL, LLC [Member]	Dec. 31, 2013 Predecessor [Member] ACTOIL NPI Repurchase [Member] ACTOIL, LLC [Member]	Mar. 31, 2013 Predecessor [Member] Sale of oil and natural gas properties [Member]	Oct. 02, 2012 Predecessor [Member] Sale of oil and natural gas properties [Member]	Mar. 31, 2013 Predecessor [Member] Sale of oil and natural gas properties [Member] ACTOIL, LLC [Member]	Oct. 02, 2012 Predecessor [Member] Sale of oil and natural gas properties [Member] ACTOIL, LLC [Member]	Mar. 31, 2013 Predecessor [Member] Sale of oil and natural gas properties [Member] ACTOIL, LLC [Member] Proceeds used to reduce cumulative deficit [Member]	Mar. 31, 2013 Predecessor [Member] Sale of oil and natural gas properties [Member] ACTOIL, LLC [Member] Proceeds distributed to ACTOIL [Member]	Mar. 31, 2013 Predecessor [Member] RSP LLC, ACTOIL and other minority non-operating working interest owners [Member] Sale of oil and natural gas properties [Member]	Oct. 02, 2012 Predecessor [Member] RSP LLC, ACTOIL and other minority non-operating working interest owners [Member] Sale of oil and natural gas properties [Member]
Significant Acquisitions and Disposals [Line Items]
Financing agreement											$ 175,000,000.0
Percentage of net profits interest transferred											25.00%
NPI, cumulative deficit				8,300,000								8,300,000			0
Interest in oil and natural gas assets sold (percent)							67.65%	32.35%											67.65%	32.35%
Sales price for interest in oil and natural gas properties			173,993,000		144,200,000	69,000,000	230,000,000	110,000,000					144,200,000	69,000,000	31,800,000	15,800,000	21,100,000	10,700,000	230,000,000	110,000,000.0
Option to acquire additional interests						2,400,000		5,000,000						2,400,000						5,000,000
NPI payable	$ 0	$ 36,931,000							$ 36,931,000	$ 16,583,000					$ 21,100,000